NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended			12 Months Ended
	Aug. 15, 2016	Mar. 15, 2016	Jul. 07, 2014	Jul. 26, 2018	Jan. 26, 2018	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Mar. 21, 2016
Notes payable balance								$ 172,748		$ 250,000	$ 54,155
Interest expense					$ 25,500
Unpaid balance									$ 942,596
Unsecured promissory notes			$ 545,218
Interest rate			12.00%		8.00%
Monthly payments			$ 10,658
Common stock, shares issued					1,000		2,440,863	1,818,045		2,532,863
Deposits applied as payment on note payable									$ 57,404
Termination of licensing agreement								$ 132,804
Original issuance discount							$ 11,250	11,250		$ 11,250
Principal and interest due date					Jul. 26, 2018
Note 1 [Member]
Unsecured promissory notes					$ 250,000
Note 2 [Member]
Unsecured promissory notes					$ 250,000
Loan [Member]
Interest expense	$ 17,970
Common stock, shares issued	3,000
Naltrexone Implant Formulation [Member]
Interest expense								60,000
Aggregate purchase price						$ 1,132,000		1,132,000
Payment obligation								$ 1,000,000
Period of obligation								14 months
Licensing Agreements [Member]
Termination of licensing agreement								$ 132,804
Notes Payable [Member]
Common stock issued in connection with note payable extension, Shares				1,000
Common stock issued in connection with note payable extension, Amount				$ 12,000
Secured Promissory Note [Member]
Secured promissory note		$ 360,000
Issuance period		90 days
Proceeds received		$ 300,000
Original issuance discount		$ 60,000